Annual Operating Expenses {- Gold Portfolio} - 02.28 Select Portfolios: Fidelity Advisor Gold Fund - AMCIZ PRO-14 - Gold Portfolio	Apr. 29, 2021
Fidelity Advisor Gold Fund: Class A
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.30%
Total annual operating expenses	1.08%
Fidelity Advisor Gold Fund: Class M
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.34%
Total annual operating expenses	1.37%
Fidelity Advisor Gold Fund: Class C
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.25%
Total annual operating expenses	1.78%
Fidelity Advisor Gold Fund: Class I
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.24%
Total annual operating expenses	0.77%
Fidelity Advisor Gold Fund: Class Z
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.11%
Total annual operating expenses	0.64%